Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Troubled Debt Restructurings of Financing Receivables) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	¥ 16,826	¥ 19,282	¥ 17,615
Post-modification outstanding recorded investment	13,804	15,295	14,887
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	1,712	2,013	7,971
Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment		2,106
Post-modification outstanding recorded investment		1,393
Consumer - Other
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment		10,952
Post-modification outstanding recorded investment		7,796
Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment		6,002
Post-modification outstanding recorded investment		6,001
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	12,041	13,280	9,632
Post-modification outstanding recorded investment	9,025	9,294	7,015
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	1,687	2,013	99
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	19	222	12
Post-modification outstanding recorded investment	17	105	12
Consumer borrowers | Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	1,899		2,169
Post-modification outstanding recorded investment	1,396		1,589
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	22	22	25
Consumer borrowers | Consumer - Other
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	10,123		7,451
Post-modification outstanding recorded investment	7,612		5,414
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	1,665	1,991	74
Corporate borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	4,785	6,002	7,983
Post-modification outstanding recorded investment	4,779	¥ 6,001	7,872
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	25		7,872
Corporate borrowers | Non-recourse Loans
Financing Receivable, Modifications [Line Items]
Financing Receivables Modification, Subsequently Defaulted Recorded Investment			3,460
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	751		3,460
Post-modification outstanding recorded investment	751		3,460
Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment			111
Post-modification outstanding recorded investment			0
Corporate borrowers | Commercial, industrial and other companies in overseas
Financing Receivable, Modifications [Line Items]
Financing Receivables Modification, Subsequently Defaulted Recorded Investment			4,412
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	4,034		4,412
Post-modification outstanding recorded investment	4,028		¥ 4,412
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	¥ 25